Cost Method Investments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cost Method Investments [Abstract]
Investments in early stage private companies	$ 31,800,000	$ 2,100,000
Cost method investments	$ 46,072,000	$ 14,304,000